Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	177,990,772.56	16,905
Yield Supplement Overcollateralization Amount 01/31/19	3,118,488.83	0
Receivables Balance 01/31/19	181,109,261.39	16,905
Principal Payments	9,280,772.55	344
Defaulted Receivables	382,304.50	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	2,855,490.64	0
Pool Balance at 02/28/19	168,590,693.70	16,534

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	15.87%

Prepayment ABS Speed	1.07%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	5.69%
Weighted Average Remaining Term	28.01

Delinquent Receivables:
Past Due 31-60 days	4,370,662.38	288
Past Due 61-90 days	1,223,997.68	88
Past Due 91-120 days	153,704.78	15
Past Due 121+ days	0.00	0
Total	5,748,364.84	391

Total 31+ Delinquent as % Ending Pool Balance	3.41%

Recoveries	291,616.77

Aggregate Net Losses/(Gains) - February 2019	90,687.73

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.60%
Prior Net Losses Ratio	1.17%
Second Prior Net Losses Ratio	0.44%
Third Prior Net Losses Ratio	0.99%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.92%

Flow of Funds	$ Amount

Collections	10,164,437.29
Advances	(9,657.11)
Investment Earnings on Cash Accounts	49,687.18
Servicing Fee	(150,924.38)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,053,542.98

Distributions of Available Funds
(1) Class A Interest	218,370.79
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,400,078.86
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	397,181.66
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	10,053,542.98

Servicing Fee	150,924.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 02/15/19	167,666,672.99
Principal Paid	9,400,078.86
Note Balance @ 03/15/19	158,266,594.13

Class A-1
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2a
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2b
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-3
Note Balance @ 02/15/19	21,506,672.99
Principal Paid	9,400,078.86
Note Balance @ 03/15/19	12,106,594.13
Note Factor @ 03/15/19	5.1737582%

Class A-4
Note Balance @ 02/15/19	125,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	125,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	21,160,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	256,282.46
Total Principal Paid	9,400,078.86
Total Paid	9,656,361.32

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.48875%
Coupon	2.88875%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	26,704.12
Principal Paid	9,400,078.86
Total Paid to A-3 Holders	9,426,782.98

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2539562
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3147557
Total Distribution Amount	9.5687119

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1141202
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.1712772
Total A-3 Distribution Amount	40.2853974

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/19	56,384.49
Balance as of 02/28/19	46,727.38
Change	(9,657.11)

Reserve Account
Balance as of 02/15/19	17,081,024.89
Investment Earnings	30,823.52
Investment Earnings Paid	(30,823.52)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89